Net fee and commissions expense (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fee and commissions earned were related to:
Lending	kr 1	kr 1	kr 5
Total fee and commissions earned	1	1	5
Commissions incurred were related to:
Depot and bank fees	(10)	(8)	(7)
Brokerage	(4)	(5)	(4)
Other commissions incurred	(29)	(21)	(26)
Total fee and commission expenses	(43)	(34)	(37)
Net fee and commissions expense	(42)	(33)	kr (32)
Commissions income (expense) on financial assets and liabilities not measured at fair value through profit or loss	kr (37)	kr (28)